COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 2,718	$ 1,811	$ 1,492
Commitments and contingencies
Outstanding Guarantees	62,914
Line of Credit Facility, Amount Outstanding	257,670	$ 205,129
Purchase Obligation, Due in Next Twelve Months	142,424
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	1,026
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	24,941
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 13,289